Inventories (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Raw materials	$ 2,696	16,322	19,081
Work-in-progress	568	3,436	3,095
Finished goods	3,983	24,114	17,507
Consumables and spare parts	114	693	719
Allowance for obsolescence	(1,009)	(6,111)	(6,111)
Total inventories	$ 6,352	38,454	34,291